Loans, Allowance for Loan Losses and Credit Quality - Impaired Loans by Class of Loans (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Impaired loans without related allowance, Recorded Investment	$ 3,060	$ 1,052	$ 3,371
Impaired loans without related allowance, Unpaid Principal Balance	6,056	2,030	4,665
Impaired loans without related allowance, Average Recorded Investment	2,373	1,794	2,077
Impaired loans with related allowance, Recorded Investment	840	2,829
Impaired loans with related allowance, Unpaid Principal Balance	840	2,829
Total impaired loans, Related Allowance	540	873
Impaired loans with related allowance, Average Recorded Investment	1,088	566
Total impaired loans, Recorded Investment	3,900	3,881
Total impaired loans, Unpaid Principal Balance	6,896	4,859
Total impaired loans, Related Allowance	540	873
Total impaired loans, Average Recorded Investment	3,461	2,360
Commercial, Financial and Agricultural [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without related allowance, Recorded Investment			27
Impaired loans without related allowance, Unpaid Principal Balance			236
Impaired loans without related allowance, Average Recorded Investment		24	2
Total impaired loans, Average Recorded Investment		24
Real Estate - Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without related allowance, Recorded Investment	2,849	1,052	3,344
Impaired loans without related allowance, Unpaid Principal Balance	5,837	2,030	4,429
Impaired loans without related allowance, Average Recorded Investment	2,274	1,770	$ 2,075
Impaired loans with related allowance, Recorded Investment		1,026
Impaired loans with related allowance, Unpaid Principal Balance		1,026
Total impaired loans, Related Allowance		350
Impaired loans with related allowance, Average Recorded Investment		205
Total impaired loans, Recorded Investment	2,849	2,078
Total impaired loans, Unpaid Principal Balance	5,837	3,056
Total impaired loans, Related Allowance		350
Total impaired loans, Average Recorded Investment	2,274	1,975
Real Estate - Construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without related allowance, Recorded Investment	181
Impaired loans without related allowance, Unpaid Principal Balance	188
Impaired loans without related allowance, Average Recorded Investment	60
Impaired loans with related allowance, Recorded Investment		198
Impaired loans with related allowance, Unpaid Principal Balance		198
Total impaired loans, Related Allowance		50
Impaired loans with related allowance, Average Recorded Investment		40
Total impaired loans, Recorded Investment	181	198
Total impaired loans, Unpaid Principal Balance	188	198
Total impaired loans, Related Allowance		50
Total impaired loans, Average Recorded Investment	60	40
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without related allowance, Recorded Investment	30
Impaired loans without related allowance, Unpaid Principal Balance	31
Impaired loans without related allowance, Average Recorded Investment	39
Total impaired loans, Recorded Investment	30
Total impaired loans, Unpaid Principal Balance	31
Total impaired loans, Average Recorded Investment	39
Factored Commercial Receivables [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with related allowance, Recorded Investment	840	1,605
Impaired loans with related allowance, Unpaid Principal Balance	840	1,605
Total impaired loans, Related Allowance	540	473
Impaired loans with related allowance, Average Recorded Investment	1,088	321
Total impaired loans, Recorded Investment	840	1,605
Total impaired loans, Unpaid Principal Balance	840	1,605
Total impaired loans, Related Allowance	540	473
Total impaired loans, Average Recorded Investment	$ 1,088	$ 321